PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2021	2020

Government authorities	$804	$1,618
Prepaid expenses	1,837	461
Other receivables	97	118
Others	291	1,090

	$3,029	$3,287